Note 3 - Property and Equipment	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of property, plant and equipment [text block]
3	Property and equipment

	Furniture and fixtures	Data center equipment	Office computer equipment	Right of use assets	Total
Cost
As at January 1, 2022	$1,316,926	$52,003	$1,266,013	$14,505,025	$17,139,967
Additions	12,769	-	78,613	4,956,952	5,048,334
As at December 31, 2022	1,329,695	52,003	1,344,626	19,461,977	22,188,301

Accumulated depreciation
As at January 1, 2022	674,721	50,423	799,726	10,245,478	11,770,348
Amortization	231,918	1,580	272,227	2,794,782	3,300,507
As at December 31, 2022	906,639	52,003	1,071,953	13,040,260	15,070,855

Net carrying amount
As at January 1, 2022	642,205	1,580	466,287	4,259,547	5,369,619
As at December 31, 2022	423,056	-	272,673	6,421,717	7,117,446

	Furniture and fixtures	Data center equipment	Office computer equipment	Right of use assets	Total
Cost
As at January 1, 2021	$1,292,927	$52,003	$896,153	$13,830,098	$16,071,181
Additions	23,999	-	369,860	674,927	1,068,786
As at December 31, 2021	1,316,926	52,003	1,266,013	14,505,025	17,139,967

Accumulated depreciation
As at January 1, 2021	442,096	43,179	528,748	7,112,048	8,126,071
Amortization	232,625	7,244	270,978	3,133,430	3,644,277
As at December 31, 2021	674,721	50,423	799,726	10,245,478	11,770,348

Net carrying amount
As at January 1, 2021	850,831	8,824	367,405	6,718,050	7,945,110
As at December 31, 2021	642,205	1,580	466,287	4,259,547	5,369,619